BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Net loss	$ (791,126)	$ (1,028,786)	$ (6,485,048)	$ (4,705,291)
Net cash used in operating activities	(746,583)	(1,467,205)	(4,067,538)	(2,285,893)
Working capital (deficit)	(2,270,876)
Accounts receivable, allowance for doubtful accounts	409,000		409,000
Bad debt expense	0	0	0
Advertising expense	$ 18,308	$ 13,241	$ 93,975	$ 215,428
Options and warrants to purchase, number of shares	137,434,996	110,210,221	126,787,358
Shares issuable upon conversion of Series B preferred stock	626,667	626,667	626,667